Shareholders' equity - Shareholder rights (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares £ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 £ / shares $ / shares shares	Dec. 31, 2021 $ / shares
Shareholders' equity
Common stock voting rights | Vote		1
Dividend forfeiture period		12 years
Dividend | $ / shares		$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50
Gain or loss recognized on purchase, sale, cancellation or issue of ordinary shares held in Burford Capital Employee Benefit Trust		$ 0
Ordinary shares purchased on open market | shares		261,000		468,000
Treasury shares (cost per share) | (per share)		$ 14.40	$ 11.82	$ 8.01	$ 6.33
Amount of increase in treasury balance		$ 3,759,000		$ 3,749,000
Common Stock, Shares Issued | shares		219,313,388	219,313,388	219,049,877	219,049,877
BCIM Holdings LLC
Shareholders' equity
Shares to be issued as consideration	$ 2,461,682
Threshold limit of performance fee income	$ 100,000,000
First half
Shareholders' equity
Dividend | $ / shares		$ 6.25	$ 6.25	$ 6.25	$ 6.25	6.25
Second half
Shareholders' equity
Dividend | $ / shares		$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25